Debt Under Vehicle Programs and Borrowing Arrangements (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt Under Vehicle Programs
Debt under vehicle programs, including related party debt due to Avis Budget Rental Car Funding (AESOP) LLC (“Avis Budget Rental Car Funding”), consisted of:

	As of December 31,
	2014	2013
Americas – Debt due to Avis Budget Rental Car Funding (a)	$6,340	$5,656
Americas – Debt borrowings (b)	746	633
International – Debt borrowings	685	724
International – Capital leases	314	289
Other	31	35
Total	$8,116	$7,337
__________

(a)	The increase reflects additional borrowings principally to fund an increase in the Company's fleet driven by increased volume and the acquisition of its Budget licensee for Southern California.

(b)	The increase includes additional borrowings to fund an increase in the Company’s fleet driven by the acquisition of its Budget licensee for Edmonton.

Schedule of Contractual Maturities
The following table provides the contractual maturities of the Company’s debt under vehicle programs, including related party debt due to Avis Budget Rental Car Funding, at December 31, 2014:

Debt Under Vehicle Programs
2015 (a)	$1,345
2016	2,328
2017	1,004
2018	1,629
2019	1,392
Thereafter	418
$8,116
__________

(a)	Vehicle-backed debt maturing within one year primarily represents term asset-backed securities.

Schedule Of Available Funding Under Vehicle Program
The following table presents available funding under the Company’s debt arrangements related to its vehicle programs, including related party debt due to Avis Budget Rental Car Funding, at December 31, 2014:

	Total Capacity (a)	Outstanding Borrowings	Available Capacity
Americas – Debt due to Avis Budget Rental Car Funding (b)	$9,130	$6,340	$2,790
Americas – Debt borrowings (c)	1,072	746	326
International – Debt borrowings (d)	1,763	685	1,078
International – Capital leases (e)	472	314	158
Other	31	31	—
Total	$12,468	$8,116	$4,352
__________

(a)	Capacity is subject to maintaining sufficient assets to collateralize debt.

(b)	The outstanding debt is collateralized by approximately $8.0 billion of underlying vehicles and related assets.

(c)	The outstanding debt is collateralized by approximately $1.0 billion of underlying vehicles and related assets.

(d)	The outstanding debt is collateralized by approximately $1.2 billion of underlying vehicles and related assets.

(e)	The outstanding debt is collateralized by $298 million of underlying vehicles and related assets.